united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX
Class C – CPQCX
Class I – CPQIX

Semi-Annual Report
March 31, 2018

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

COUNTERPOINT TACTICAL INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	(1.63)%	1.16%	5.70%
Counterpoint Tactical Income Fund - Class A with Load	(6.04)%	(3.43)%	4.25%
Counterpoint Tactical Income Fund - Class C	(1.94)%	0.41%	4.99%
Counterpoint Tactical Income Fund - Class I	(1.50)%	1.40%	5.95%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	(1.08)%	1.20%	1.68%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 2.24%, 2.99% and 1.99% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018

Holdings by Asset Type	% of Net Assets
U.S. Government Obligations	95.9%
Money Market Fund	2.1%
Mutual Funds - Debt Fund	0.0%
Other Assets Less Liabilities	2.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	3.39%	7.98%	3.58%
Counterpoint Tactical Equity Fund - Class A with Load	(2.55)%	1.77%	0.97%
Counterpoint Tactical Equity Fund - Class C	3.04%	7.25%	2.81%
Counterpoint Tactical Equity Fund - Class I	3.57%	8.29%	3.86%
S&P Mid-Cap 400 Total Return Index (b)	5.43%	10.97%	13.18%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.64%	1.11%	0.67%
Counterpoint Tactical Equity Fund Blended Index (d)	3.55%	7.00%	8.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2018 are 4.21%, 4.96% and 3.96% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Portfolio Composition as of March 31, 2018

Holdings by Industry Group/Asset Type	% of Net Assets
Exchanged Traded Funds	36.1%
U.S. Government	11.6%
Money Market Fund	5.8%
Retail	4.2%
Computers	1.4%
Electronics	1.4%
Healthcare-Products	1.3%
Apparel	1.2%
Chemicals	1.1%
Energy-Alternate Sources	1.0%
Other Industries	(10.3)%
Other Assets Less Liabilities	45.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the period ended March 31, 2018, as compared to its benchmarks:

Annualized
Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	2.73%
Counterpoint Long-Short Equity Fund - Class A with Load	(3.20)%
Counterpoint Long-Short Equity Fund - Class C	2.45%
Counterpoint Long-Short Equity Fund - Class I	2.85%
S&P 500 Index Total Return (b)	5.06%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.63%
Counterpoint Long-Short Equity Fund Blended Index (d)	2.90%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 14, 2017 are 2.74%, 3.49% and 2.49% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Long-Short Equity Fund Blended index is a composite of 50% S&P 500 Index and 50% of Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

Portfolio Composition as of March 31, 2018

Holdings by Industry Group/Asset Type	% of Net Assets
Exchange Traded Fund - Equity	35.6%
U.S. Government	18.3%
Money Market Fund	7.8%
Retail	4.2%
Computers	2.0%
Commercial Services	2.0%
Oil&Gas	1.9%
Internet	1.9%
Software	1.7%
Semiconductors	1.7%
Other Industries	21.5%
Other Assets Less Liabilities	1.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	MUTUAL FUNDS - 0.0%
	DEBT FUND- 0.0%
259	BlackRock High Yield Portfolio	$1,982
	(Cost - $2,004)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 95.9%
$2,500,000	United States Treasury Bill, 1.850% due 9/13/2018 #	2,485,608
9,000,000	United States Treasury Bill, 2.000% due 11/8/2018 #	8,918,368
4,000,000	United States Treasury Note, 1.750% due 11/30/2019	3,967,500
67,500,000	United States Treasury Note, 2.000% due 1/31/2020	67,184,912
11,000,000	United States Treasury Note, 2.250% due 2/29/2020	10,995,918
67,500,000	United States Treasury Note, 2.000% due 1/15/2021	66,817,090
67,500,000	United States Treasury Note, 2.000% due 2/15/2022	66,313,476
4,000,000	United States Treasury Note, 1.875% due 7/31/2022	3,893,125
142,500,000	United States Treasury Note, 2.375% due 1/31/2023	141,347,754
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $373,043,290)	371,923,751

Shares
	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
8,131,982	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 1.45% *	8,131,982
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,131,982)

	TOTAL INVESTMENTS - 98.0% (Cost - $381,177,276)	$380,057,715
	OTHER ASSETS LESS LIABILITIES - 2.0%	7,681,331
	NET ASSETS - 100.0%	$387,739,046

#	Discount rate at the time of purchase.

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
5-Year US Treasury Note Future			Wells Fargo	264	6/29/2018	$30,217,688	$144,377

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION (a)
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Appreciation
CDX North American High Yield Index Version 1, Series 29 **	Intercontinental Exchange	5.00%	6/20/2023	$56,000,000	$3,389,680	$3,397,670	$7,990

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would receive a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)	The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=13334c4695c74a4abbd7ff8bf75a1bc7.

TOTAL RETURN SWAPS
		Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Received/(Paid)	Date	Contracts	Amount	Appreciation (Depreciation)
Long
iShares iBoxx USD High Yield	Goldman Sachs	(0.61340)%	11/5/2018	321,733	$27,559,649	$(6,435)
iShares iBoxx USD High Yield	JP Morgan	0.92041%	11/21/2018	340,896	29,187,516	8,925
						$2,490

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	COMMON STOCK - 45.6%
	AEROSPACE/DEFENSE - 0.4%
257	Boeing Co.	$84,265

	AIRLINES - 0.7%
1,426	American Airlines Group, Inc.	74,095
640	Copa Holdings SA	82,323
		156,418
	APPAREL - 1.2%
6,188	Crocs, Inc. *	100,555
1,299	Michael Kors Holdings Ltd. *	80,642
2,137	Skechers U.S.A., Inc. *	83,108
		264,305
	AUTO PARTS & EQUIPMENT - 0.9%
3,185	China Yuchai International Ltd.	67,426
6,876	Commercial Vehicle Group, Inc. *	53,289
550	WABCO Holdings, Inc. *	73,628
		194,343
	BANKS - 1.1%
2,017	FB Financial Corp. *	81,870
4,465	Regions Financial Corp.	82,960
684	State Street Corp.	68,215
		233,045
	BIOTECHNOLOGY - 0.3%
305	Bio-Rad Laboratories, Inc. *	76,274

	BUILDING MATERIALS - 1.0%
3,773	Builders FirstSource, Inc. *	74,856
1,196	Masonite International Corp. *	73,375
907	Owens Corning	72,923
		221,154
	CHEMICALS - 1.4%
2,492	Huntsman Corp.	72,891
2,777	Kronos Worldwide, Inc.	62,760
1,435	Methanex Corp.	87,033
781	Westlake Chemical Corp.	86,808
		309,492
	COAL - 0.7%
2,155	Peabody Energy Corp.	78,657
3,635	SunCoke Energy Partners LP	64,703
		143,360
	COMMERCIAL SERVICES - 2.4%
1,395	Green Dot Corp. *	89,503
1,258	Herc Holdings, Inc. *	81,707
1,441	Insperity, Inc.	100,222
226	LendingTree, Inc. *	74,162
535	Moody’s Corp.	86,295
1,275	On Assignment, Inc.	104,397
		536,286
	COMPUTERS - 2.5%
494	Apple, Inc.	82,883
1,701	Fortinet, Inc. *	91,140
2,528	Genpact Ltd.	80,871
3,663	HP, Inc.	80,293
2,224	Insight Enterprises, Inc. *	77,684
14,020	Quantum Corp. *	51,033
1,865	Virtusa Corp. *	90,378
		554,282
	DISTRIBUTION/WHOLESALE - 0.8%
2,141	H&E Equipment Services, Inc.	82,407
3,973	Titan Machinery, Inc. *	93,604
		176,011
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
873	American Express Co.	81,433
1,347	Interactive Brokers Group, Inc.	90,572
519	Mastercard, Inc.	90,908
3,139	Oppenheimer Holdings, Inc.	80,829
		343,742
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,319	Novanta, Inc. *	68,786
11,414	SunPower Corp. *	91,084
		159,870
	ELECTRONICS - 1.4%
1,021	Arrow Electronics, Inc. *	78,637
4,540	Flex Ltd. *	74,138
129	Mettler-Toledo International, Inc. *	74,179
406	Waters Corp. *	80,652
		307,606
	ENERGY-ALTERNATE SOURCES - 1.3%
1,269	First Solar, Inc. *	90,074
4,226	JinkoSolar Holding Co. Ltd. * - ADR	77,124
2,475	SolarEdge Technologies, Inc. *	130,185
		297,383
	FOOD - 0.7%
5,200	Nomad Foods Ltd. *	81,848
2,497	Performance Food Group Co. *	74,535
		156,383
	FOREST PRODUCTS & PAPER - 0.7%
7,189	Resolute Forest Products, Inc. *	59,669
5,348	Verso Corp. *	90,060
		149,729
	HEALTHCARE-PRODUCTS - 2.0%
2,465	Bruker Corp.	73,753
1,958	Globus Medical, Inc. *	97,548
475	IDEXX Laboratories, Inc. *	90,910
199	Intuitive Surgical, Inc. *	82,153
1,563	Orthofix International NV *	91,873
		436,237

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 45.6%
	HEALTHCARE-SERVICES - 1.5%
951	HCA Healthcare, Inc.	$92,247
838	IQVIA Holdings, Inc. *	82,216
740	Universal Health Services, Inc.	87,623
401	WellCare Health Plans, Inc. *	77,646
		339,732
	HOLDING COMPANIES - DIVERSIFIED - 0.4%
8,620	Social Capital Hedosophia Holdings Corp.	86,459

	HOME BUILDERS - 1.2%
3,806	Beazer Homes USA, Inc. *	60,706
1,009	LGI Homes, Inc. *	71,205
556	Thor Industries, Inc.	64,035
1,599	Winnebago Industries, Inc.	60,122
		256,068
	INTERNET - 2.3%
1,157	CDW Corp.	81,349
1,814	Liberty Expedia Holdings, Inc. *	71,254
246	MercadoLibre, Inc.	87,672
8,611	QuinStreet, Inc. *	109,962
4,422	XO Group, Inc. *	91,756
627	YY, Inc. * - ADR	65,960
		507,953
	INVESTMENT COMPANIES - 0.3%
3,133	Leucadia National Corp.	71,213

	IRON/STEEL - 0.4%
1,849	Steel Dynamics, Inc.	81,763

	LEISURE TIME - 0.7%
3,163	MCBC Holdings, Inc. *	79,708
648	Polaris Industries, Inc.	74,209
		153,917
	LODGING - 0.7%
2,248	Boyd Gaming Corp.	71,621
438	Wynn Resorts Ltd.	79,874
		151,495
	MACHINERY-CONSTRUCTION & MINING - 0.3%
511	Caterpillar, Inc.	75,311

	MACHINERY-DIVERSIFIED - 0.4%
587	Nordson Corp.	80,032

	MEDIA - 0.3%
4,056	Tronc, Inc.	66,600

	OIL & GAS - 2.4%
3,219	California Resources Corp. *	55,206
2,333	CVR Energy, Inc.	70,503
2,381	Delek US Holdings, Inc.	96,903
1,707	HollyFrontier Corp.	83,404
2,657	Sunoco LP	67,780
3,487	Ultrapar Participacoes SA - ADR	75,389
17,975	W&T Offshore, Inc.	79,629
		528,814
	OIL & GAS SERVICES - 0.3%
3,914	Solaris Oilfield Infrastructure, Inc. *	64,816

	PHARMACEUTICALS - 1.1%
828	AmerisourceBergen Corp.	71,382
1,217	Bristol-Myers Squibb Co.	76,975
989	Herbalife Ltd. *	96,398
		244,755
	PIPELINES - 0.6%
4,586	Energy Transfer Equity LP	65,167
3,641	Transportadora de Gas del Sur SA	74,058
		139,225
	REAL ESTATE - 0.8%
1,936	CBRE Group, Inc.	91,418
1,804	HFF, Inc.	89,659
		181,077
	RETAIL - 5.3%
4,037	Abercrombie & Fitch Co.	97,736
4,770	American Eagle Outfitters, Inc.	95,066
1,237	Beacon Roofing Supply, Inc. *	65,648
1,008	Best Buy Co., Inc.	70,550
687	Burlington Stores, Inc. *	91,474
552	Children’s Place, Inc.	74,658
890	Darden Restaurants, Inc.	75,873
1,076	FirstCash, Inc.	87,425
1,100	Lululemon Athletica, Inc. *	98,032
1,186	Nu Skin Enterprises, Inc.	87,420
23,073	Pier 1 Imports, Inc.	74,295
572	PVH Corp.	86,618
3,103	World Fuel Services Corp.	76,179
3,471	Zumiez, Inc. *	82,957
		1,163,931
	SAVINGS & LOANS - 0.4%
2,324	Flagstar Bancorp, Inc.	82,270

	SEMICONDUCTORS - 2.1%
2,407	Entegris, Inc.	83,764
1,306	Mellanox Technologies Ltd. *	95,142
2,006	Micron Technology, Inc. *	104,593
2,854	Rudolph Technologies, Inc. *	79,056
2,055	SMART Global Holdings, Inc. *	102,421
		464,976

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 45.6%
	SOFTWARE - 2.1%
1,897	Cadence Design Systems, Inc. *	$69,753
1,269	Cerner Corp. *	73,602
3,813	Hortonworks, Inc. *	77,671
622	MSCI, Inc.	92,970
1,733	Progress Software Corp.	66,634
3,947	Workiva, Inc. *	93,544
		474,174
	TRANSPORTATION - 0.3%
3,269	Air Transport Services Group, Inc.	76,233

	TOTAL COMMON STOCK (Cost - $10,448,624)	10,090,999

	EXCHANGE TRADED FUNDS - 36.1%
	EQUITY FUNDS - 36.1%
30,412	SPDR S&P 500 ETF Trust +	8,002,918
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,293,613)

Contracts
	PURCHASED OPTION - 0.2%
	PUT OPTION - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
30	S&P E-MINI Future Apr 2018 ^	Goldman Sachs	4/9/2018	$2,635	$7,905,000	39,000
	TOTAL PURCHASED OPTIONS (Cost - $35,250)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 11.6%
$1,200,000	United States Treasury Bill, 1.780% due 1/3/2019 #	1,182,313
1,400,000	United States Treasury Bill, 2.020% due 2/28/2019 #	1,374,468
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,558,390)	2,556,781
Shares
	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
1,291,390	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 1.49% ** +	1,291,390
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,291,390)

	TOTAL INVESTMENTS - 99.3% (Cost - $21,627,267)	$21,981,088
	SECURITIES SOLD SHORT - (44.5)% (Proceeds - $10,491,869)	(9,848,674)
	OTHER ASSETS LESS LIABILITIES - 45.2%	10,015,678
	NET ASSETS - 100.0%	$22,148,092

	SECURITIES SOLD SHORT - (44.5)%
	AGRICULTURE - (0.4)%
4,092	Tejon Ranch Co. *	$94,566

	AIRLINES - (0.4)%
1,337	Alaska Air Group, Inc.	82,841

	AUTO MANUFACTURERS - (0.7)%
250	Tesla, Inc. *	66,532
3,745	Wabash National Corp.	77,933
		144,465
	AUTO PARTS & EQUIPMENT - (0.3)%
6,711	Horizon Global Corp. *	55,299

	BANKS - (1.1)%
4,562	Hope Bancorp, Inc.	82,983
2,422	Mercantile Bank Corp.	80,531
5,276	Southern National Bancorp of Virginia, Inc.	83,572
		247,086
	BEVERAGES - (0.4)%
4,420	Craft Brew Alliance, Inc. *	82,212

	BIOTECHNOLOGY - (1.3)%
7,600	Cymabay Therapeutics, Inc. *	98,724
3,033	Dermira, Inc. *	24,234
2,690	Medicines Co. *	88,609
31,852	Pacific Biosciences of California, Inc. *	65,297
		276,864
	BUILDING MATERIALS - (0.7)%
8,507	Forterra, Inc. *	70,778
2,271	Gibraltar Industries, Inc. *	76,873
		147,651
	CHEMICALS - (0.3)%
20,530	Intrepid Potash, Inc. *	74,729

	COMMERCIAL SERVICES - (2.7)%
2,204	ABM Industries, Inc.	73,790
24,405	Civeo Corp. *	92,007
2,883	Franklin Covey Co. *	77,553
3,212	H&R Block, Inc.	81,617
25,185	ServiceSource International, Inc. *	95,955
1,959	Square, Inc. *	96,383
5,022	Team, Inc. *	69,053
		586,358
	COMPUTERS - (1.1)%
2,377	Nutanix, Inc. *	116,734
6,358	StarTek, Inc. *	62,181
3,799	Super Micro Computer, Inc. *	64,583
		243,498
	COSMETICS/PERSONAL CARE- (0.3)%
3,775	Coty, Inc.	69,083

	DISTRIBUTION/WHOLESALE - (0.8)%
9,510	Essendant, Inc.	74,178
8,300	Fossil Group, Inc. *	105,410
		179,588
	DIVERSIFIED FINANCIAL SERVICES - (1.5)%
6,528	Fly Leasing Ltd. * - ADR	86,888
4,478	Greenhill & Co., Inc.	82,843
2,580	OneMain Holdings, Inc. *	77,245
4,547	TPG RE Finance Trust, Inc.	90,440
		337,416

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (44.5)%
	ENERGY-ALTERNATIVE SOURCES - (0.3)%
6,188	FutureFuel Corp.	$74,194

	ENGINEERING & CONSTRUCTION - (0.7)%
3,892	Mistras Group, Inc.	73,714
10,980	Orion Group Holdings, Inc.	72,358
		146,072
	ENTERTAINMENT - (0.7)%
13,187	National CineMedia, Inc.	68,441
6,037	SeaWorld Entertainment, Inc. *	89,529
		157,970
	EVIRONMENTAL CONTROL - (0.7)%
17,467	CECO Environmental Corp.	77,728
9,981	Energy Recovery, Inc. *	82,044
		159,772
	FOOD - (0.7)%
21,714	Amira Nature Foods Ltd. *	90,547
35,820	Blue Apron Holdings, Inc. *	71,640
		162,187
	HEALTHCARE-PRODUCTS - (0.7)%
14,912	GenMark Diagnostics, Inc. *	81,121
9,638	ViewRay, Inc. *	61,972
		143,093
	HEALTHCARE-SERVICES - (1.2)%
2,436	Envision Healthcare Corp.	93,615
2,521	Teladoc, Inc.	101,596
1,963	Tivity Health, Inc.	77,833
		273,044
	HOME BUILDERS - (0.3)%
6,748	New Home Co., Inc. *	74,768

	HOME FURNISHINGS - (0.4)%
9,135	Daktronics, Inc.	80,479

	HOUSEWARES - (0.3)%
2,782	CSS Industries, Inc.	70,885

	INTERNET - (5.3)%
2,123	Baozun, Inc. * - ADR	97,403
5,061	Chegg, Inc. *	104,560
14,644	Fang Holdings Ltd. * - ADR	75,270
24,933	Jumei International Holding Ltd. * - ADR	72,306
2,768	MakeMyTrip Ltd. *	96,050
4,416	NIC, Inc.	58,733
7,847	Renren, Inc. * - ADR	65,915
727	Shopify, Inc.	90,577
6,029	Snap, Inc. *	95,680
1,785	Trade Desk, Inc. *	88,572
2,390	TripAdvisor, Inc. *	97,727
10,265	Tuniu Corp. * - ADR	61,795
5,250	Vipshop Holdings Ltd. * - ADR	87,255
19,513	Zix Corp. *	83,321
		1,175,164
	IRON/STEEL - (0.3)%
10,016	Cleveland-Cliffs, Inc.	69,611

	LODGING - (0.3)%
554	China Lodging Group Ltd. - ADR	72,967

	MACHINERY-DIVERSIFIED - (0.3)%
2,742	Ichor Holdings Ltd. *	66,384

	MEDIA - (1.0)%
6,820	Entercom Communications Corp.	65,813
3,487	New York Times Co.	84,037
5,775	TEGNA, Inc.	65,777
		215,627
	MINING - (1.3)%
8,028	Cameco Corp. *	72,975
20,337	Novagold Resources, Inc. *	88,059
10,438	Pretium Resources, Inc. *	69,517
14,822	Sibanye Gold Ltd. - ADR	59,140
		289,691
	MISCELLANEOUS MANUFACTURING - (0.6)%
3,179	Ichor Holdings Ltd. *	124,966

	OIL & GAS - (2.0)%
3,031	Bonanza Creek Energy, Inc. *	83,989
6,838	Callon Petroleum Co. *	90,535
13,048	Ensco PLC	57,281
5,745	Extraction Oil & Gas, Inc. *	65,838
1,618	Hess Corp.	81,903
7,579	Transocean Ltd. *	75,032
		454,578
	OIL & GAS SERVICES - (0.5)%
3,673	Basic Energy Services, Inc. *	53,038
6,190	NOW, Inc. *	63,262
		116,300
	PACKAGING & CONTAINERS - (0.4)%
4,316	Ardagh Group SA	80,623

	PHARMACEUTICALS - (2.2)%
3,520	Aclaris Therapeutics, Inc. *	61,670
1,528	Aerie Pharmaceuticals, Inc. *	82,894
3,479	Collegium Pharmaceutical, Inc. *	88,888
11,820	Marinus Pharmaceuticals, Inc. *	45,152
10,265	Natural Grocers by Vitamin Cottage, Inc. *	73,497
5,433	Paratek Pharmaceuticals, Inc. *	70,629
2,314	Revance Therapeutics, Inc. *	71,271
		494,001

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (44.5)%
	PIPELINES - (0.7)%
6,228	Enbridge Energy Management LLC *	$56,924
5,699	Enbridge Energy Partners LP	54,938
7,481	Tellurian, Inc. *	53,938
		165,800
	REITS - (2.9)%
2,990	Alexander & Baldwin, Inc.	69,159
4,712	Apollo Commercial Real Estate Finance, Inc.	84,722
2,432	Blackstone Mortgage Trust, Inc.	76,413
7,323	Ellington Residential Mortgage REIT	80,260
6,282	Great Ajax Corp.	85,121
4,384	KKR Real Estate Finance Trust, Inc.	87,943
5,718	Sutherland Asset Management Corp.	86,628
4,862	Two Harbors Investment Corp.	74,729
		644,975
	RETAIL - (1.1)%
1,432	Dine Brands Global, Inc.	93,911
3,558	DSW, Inc.	79,913
1,873	PetMed Express, Inc.	78,198
		252,022
	SAVINGS & LOANS - (0.3)%
3,319	Sterling Bancorp	74,843

	SEMICONDUCTORS - (1.5)%
3,755	Impinj, Inc. *	48,890
2,832	Inphi Corp. *	85,243
24,683	Kopin Corp. *	77,011
2,734	MACOM Technology Solutions Holdings, Inc. *	45,384
3,645	Xperi Corp.	77,092
		333,620
	SOFTWARE - (2.4)%
4,147	Cloudera, Inc. *	89,492
6,406	Gridsum Holding, Inc. * - ADR	52,337
11,933	Immersion Corp. *	142,599
3,006	Momo, Inc. *	112,364
3,143	MongoDB, Inc. *	136,406
		533,198
	TELECOMMUNICATIONS - (1.8)%
4,579	Finisar Corp. *	72,394
3,209	GDS Holdings Ltd. * - ADR	88,087
11,625	Infinera Corp. *	126,248
6,118	Quantenna Communications, Inc. *	83,817
		370,546
	TOYS/GAMES/HOBBIES - (0.3)%
5,019	Mattel, Inc.	66,000

	TRANSPORTATION - (1.3)%
9,583	BEST, Inc. * - ADR	98,705
34,244	Overseas Shipholding Group, Inc. *	97,253
15,262	Radiant Logistics, Inc. *	59,064
11,266	Roadrunner Transportation Systems, Inc. *	28,616
		283,638

	TOTAL SECURITIES SOLD SHORT (Proceeds - $10,491,869)	$9,848,674

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	All or a portion of this security is held as collateral for securities sold short.

^	50 Contracts per contract.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Jun 2018			Goldman Sachs	70	6/15/2018	$9,250,500	$(356,390)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	(2.27660)%	3/26/2019	75,850	$8,255,893	$(215,260)
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	(2.38688)%	5/1/2019	67,556	7,411,440	(161,643)
							$(376,903)
Short
Celltrion Pharmaceuticals, Inc.	Goldman Sachs	USD	(5.72340)%	12/19/2018	306	$24,308	$(8)
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.17660%	12/12/2018	73,474	8,183,314	238,768
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	1.27688%	5/1/2019	66,306	7,459,080	65,195
Hyundai Engineering & Construction	Goldman Sachs	USD	0.38313%	5/2/2019	1,650	64,983	(1,212)
KTB Investment & Securities	Goldman Sachs	USD	1.38313%	5/2/2019	11,900	54,353	(1,400)
Lotte Shopping Co.	Goldman Sachs	USD	1.13313%	5/2/2019	290	63,272	(635)
Pharmicell Co. Ltd.	Goldman Sachs	USD	(5.88875)%	4/24/2019	2,750	219,781	(3,087)
							$297,621

***	The underlying holdings of this security can be found at http://www.counterpointmutualfunds.com/tactical-equity-fund-performance/.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	COMMON STOCK - 36.9%
	AEROSPACE/DEFENSE - 0.3%
172	Boeing Co.	$56,395

	AIRLINES - 0.6%
952	American Airlines Group, Inc.	49,466
427	Copa Holdings SA	54,925
		104,391
	APPAREL - 1.0%
4,137	Crocs, Inc. *	67,226
869	Michael Kors Holdings Ltd. *	53,948
1,429	Skechers U.S.A., Inc. *	55,574
		176,748
	AUTO PARTS & EQUIPMENT - 0.7%
2,126	China Yuchai International Ltd.	45,007
4,593	Commercial Vehicle Group, Inc. *	35,596
367	WABCO Holdings, Inc. *	49,130
		129,733
	BANKS - 0.8%
1,353	FB Financial Corp. *	54,918
2,982	Regions Financial Corp.	55,406
456	State Street Corp.	45,477
		155,801
	BIOTECHNOLOGY - 0.3%
203	Bio-Rad Laboratories, Inc. *	50,766

	BUILDING MATERIALS - 0.8%
2,522	Builders FirstSource, Inc. *	50,036
799	Masonite International Corp. *	49,019
605	Owens Corning	48,642
		147,697
	CHEMICALS - 1.1%
1,665	Huntsman Corp.	48,701
1,855	Kronos Worldwide, Inc.	41,923
960	Methanex Corp.	58,224
522	Westlake Chemical Corp.	58,020
		206,868
	COAL - 0.5%
1,438	Peabody Energy Corp.	52,487
2,430	SunCoke Energy Partners LP	43,254
		95,741
	COMMERCIAL SERVICES - 2.0%
932	Green Dot Corp. *	59,797
840	Herc Holdings, Inc. *	54,558
962	Insperity, Inc.	66,907
151	LendingTree, Inc. *	49,551
358	Moody’s Corp.	57,745
853	On Assignment, Inc.	69,844
		358,402
	COMPUTERS - 2.0%
330	Apple, Inc.	55,367
1,138	Fortinet, Inc. *	60,974
1,691	Genpact Ltd.	54,095
2,448	HP, Inc.	53,660
1,486	Insight Enterprises, Inc. *	51,906
9,312	Quantum Corp. *	33,896
1,248	Virtusa Corp. *	60,478
		370,376
	DISTRIBUTION/WHOLESALE - 0.6%
1,430	H&E Equipment Services, Inc.	55,041
2,652	Titan Machinery, Inc. *	62,481
		117,522
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
584	American Express Co.	54,476
901	Interactive Brokers Group, Inc.	60,583
346	Mastercard, Inc.	60,605
2,098	Oppenheimer Holdings, Inc.	54,023
		229,687
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
881	Novanta, Inc. *	45,944
7,580	SunPower Corp. *	60,488
		106,432
	ELECTRONICS - 1.1%
681	Arrow Electronics, Inc. *	52,451
3,037	Flex Ltd. *	49,594
86	Mettler-Toledo International, Inc. *	49,453
272	Waters Corp. *	54,033
		205,531
	ENERGY-ALTERNATE SOURCES - 1.1%
848	First Solar, Inc. *	60,191
2,847	JinkoSolar Holding Co. Ltd. * - ADR	51,958
1,654	SolarEdge Technologies, Inc. *	87,000
	.	199,149
	FOOD - 0.6%
3,478	Nomad Foods Ltd. *	54,744
1,674	Performance Food Group Co. *	49,969
		104,713
	FOREST PRODUCTS & PAPER - 0.6%
4,826	Resolute Forest Products, Inc.*	40,056
3,572	Verso Corp. *	60,152
		100,208
	HEALTHCARE-PRODUCTS - 1.6%
1,649	Bruker Corp.	49,338
1,309	Globus Medical, Inc. *	65,214
317	IDEXX Laboratories, Inc. *	60,671
133	Intuitive Surgical, Inc. *	54,906
1,044	Orthofix International NV *	61,366
		291,495

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 36.9%
	HEALTHCARE-SERVICES - 1.2%
635	HCA Healthcare, Inc.	$61,595
560	IQVIA Holdings, Inc.	54,942
494	Universal Health Services, Inc.	58,495
267	WellCare Health Plans, Inc.	51,699
		226,731
	HOLDING COMPANIES - DIVERSIFIED - 0.3%
5,763	Social Capital Hedosophia Holdings Corp.	57,803

	HOME BUILDERS - 0.9%
2,546	Beazer Homes USA, Inc. *	40,609
673	LGI Homes, Inc. *	47,494
372	Thor Industries, Inc.	42,843
1,071	Winnebago Industries, Inc.	40,270
		171,216
	INTERNET - 1.9%
774	CDW Corp.	54,420
1,214	Liberty Expedia Holdings, Inc. *	47,686
164	MercadoLibre, Inc.	58,448
5,750	QuinStreet, Inc. *	73,428
2,965	XO Group, Inc. *	61,524
419	YY, Inc. * - ADR	44,079
		339,585
	INVESTMENT COMPANIES - 0.3%
2,097	Leucadia National Corp.	47,665

	IRON/STEEL - 0.3%
1,233	Steel Dynamics, Inc.	54,523

	LEISURE TIME - 0.6%
2,110	MCBC Holdings, Inc. *	53,172
433	Polaris Industries, Inc.	49,587
		102,759
	LODGING - 0.6%
1,503	Boyd Gaming Corp.	47,886
292	Wynn Resorts Ltd.	53,249
		101,135
	MACHINERY-CONSTRUCTION & MINING - 0.3%
341	Caterpillar, Inc.	50,257

	MACHINERY-DIVERSIFIED - 0.3%
392	Nordson Corp.	53,445

	MEDIA - 0.2%
2,710	Tronc, Inc.	44,498

	OIL & GAS - 1.9%
2,148	California Resources Corp. *	36,838
1,561	CVR Energy, Inc.	47,173
1,592	Delek US Holdings, Inc.	64,794
1,143	HollyFrontier Corp.	55,847
1,776	Sunoco LP	45,306
2,330	Ultrapar Participacoes SA - ADR	50,375
11,992	W&T Offshore, Inc.	53,125
		353,458
	OIL & GAS SERVICES - 0.2%
2,609	Solaris Oilfield Infrastructure, Inc. *	43,205

	PHARMACEUTICALS - 0.9%
554	AmerisourceBergen Corp.	47,760
813	Bristol-Myers Squibb Co.	51,422
662	Herbalife Ltd. *	64,525
		163,707
	PIPELINES - 0.5%
3,070	Energy Transfer Equity LP	43,625
2,441	Transportadora de Gas del Sur SA	49,650
		93,275
	REAL ESTATE - 0.7%
1,295	CBRE Group, Inc.	61,150
1,209	HFF, Inc.	60,087
		121,237
	RETAIL - 4.2%
2,698	Abercrombie & Fitch Co.	65,319
3,185	American Eagle Outfitters, Inc.	63,477
827	Beacon Roofing Supply, Inc. *	43,889
674	Best Buy Co., Inc.	47,173
459	Burlington Stores, Inc. *	61,116
369	Children’s Place, Inc.	49,907
595	Darden Restaurants, Inc.	50,724
719	FirstCash, Inc.	58,419
737	Lululemon Athletica, Inc. *	65,681
793	Nu Skin Enterprises, Inc.	58,452
15,487	Pier 1 Imports, Inc.	49,868
382	PVH Corp.	57,846
2,075	World Fuel Services Corp.	50,941
2,320	Zumiez, Inc. *	55,448
		778,260
	SAVINGS & LOANS - 0.3%
1,551	Flagstar Bancorp, Inc.	54,905

	SEMICONDUCTORS - 1.7%
1,609	Entegris, Inc.	55,993
874	Mellanox Technologies Ltd. *	63,671
1,341	Micron Technology, Inc. *	69,920
1,908	Rudolph Technologies, Inc. *	52,852
1,375	SMART Global Holdings, Inc. *	68,530
		310,966

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 36.9%
	SOFTWARE - 1.7%
1,268	Cadence Design Systems, Inc. *	$46,624
849	Cerner Corp. *	49,242
2,546	Hortonworks, Inc. *	51,862
417	MSCI, Inc.	62,329
1,159	Progress Software Corp.	44,564
2,638	Workiva, Inc. *	62,521
		317,142
	TRANSPORTATION - 0.3%
2,179	Air Transport Services Group, Inc.	50,814

	TOTAL COMMON STOCK (Cost - $6,990,892)	6,744,241

	EXCHANGE TRADED FUNDS - 35.6%
	EQUITY FUNDS - 35.6%
24,765	SPDR S&P 500 ETF Trust +	6,516,910
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,426,324)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 18.3%
$900,000	United States Treasury Bill, 1.880% due 10/11/2018 #	893,411
300,000	United States Treasury Bill, 2.000% due 11/8/2018 #	297,076
2,200,000	United States Treasury Bill, 2.020% due 2/28/2019 #	2,159,879
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,350,280)	3,350,366

Shares
	SHORT-TERM INVESTMENT - 7.8%
	MONEY MARKET FUND - 7.8%
1,266,390	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 1.49% **	1,266,390
155,326	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.39% **	155,326
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,421,716)	1,421,716

	TOTAL INVESTMENTS - 98.6% (Cost - $18,189,212)	$18,033,233
	OTHER ASSETS LESS LIABILITIES - 1.4%	265,116
	NET ASSETS - 100.0%	$18,298,349

ADR - American Depositary Receipt

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Jun 2018			Goldman Sachs	5	6/15/2018	$660,750	$(26,903)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	(2.27660)%	3/26/2019	56,069	$6,102,830	$(154,075)
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	(2.38688)%	5/1/2019	59,480	6,525,438	(120,993)
SPDR S&P 500 ETF TRUST	JP Morgan	USD	2.30382%	11/14/2018	6,677	1,809,133	(52,081)
							$(327,149)
Short
Celltrion Pharmaceuticals, Inc.	Goldman Sachs	USD	(5.72340)%	12/19/2018	204	$16,205	$(5)
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.17660%	12/12/2018	54,312	6,049,108	176,518
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	1.27688%	5/1/2019	58,381	6,567,559	41,354
Hyundai Engineering & Construction	Goldman Sachs	USD	1.38313%	5/2/2019	1,350	53,168	(991)
JP Morgan U.S. Short Index Basket ***	JP Morgan	USD	0.63000%	11/14/2018	68,050	6,785,830	214,886
KTB Investment & Securities	Goldman Sachs	USD	0.38313%	5/2/2019	9,730	44,442	(1,145)
Lotte Shopping Co.	Goldman Sachs	USD	1.13313%	5/2/2019	240	52,363	(526)
Pharmicell Co. Ltd.	Goldman Sachs	USD	(5.88875)%	4/24/2019	2,250	30,414	(2,515)
							$427,576

***	The underlying holdings of this security can be found at http://www.counterpointmutualfunds.com/long-short-equity-fund.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2018

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short
	Fund	Fund	Equity Fund (a)
ASSETS
Investment securities:
At cost	$381,177,276	$21,627,267	$18,189,212
At value	$380,057,715	$21,981,088	$18,033,233
Cash	—	1,051	940
Cash held at broker	6,646,940	10,466,667	62,728
Dividends and Interest receivable	1,208,587	28,112	30,169
Receivable for Fund shares sold	659,416	131,820	263,395
Unrealized appreciation on futures contracts	144,377	—	—
Unrealized appreciation on credit default swap	7,990	—	—
Unrealized appreciation on total return swaps	2,490	—	100,427
Receivable for securities sold	233	161,175	—
Prepaid expenses and other assets	40,366	11,695	8,397
TOTAL ASSETS	388,768,114	32,781,608	18,499,289

LIABILITIES
Due to broker	—	—	1,391
Due to broker swap	—	—	1,111
Investment advisory fees payable	411,123	17,977	13,017
Payable for Fund shares redeemed	523,314	289,746	23,197
Distribution (12b-1) fees payable	54,401	2,767	3,663
Payable to related parties	21,152	291	1,703
Payable for investments purchased	—	—	129,480
Unrealized depreciation on futures contracts	—	356,390	26,903
Unrealized depreciation on total return swaps	—	79,282	—
Securities sold short (Proceeds $0, $10,491,869 and $0 respectively)	—	9,848,674	—
Payable for dividends on securities sold short	—	18,747	—
Accrued expenses and other liabilities	19,078	19,642	475
TOTAL LIABILITIES	1,029,068	10,633,516	200,940
NET ASSETS	$387,739,046	$22,148,092	$18,298,349

NET ASSETS CONSIST OF:
Paid in capital	$383,613,349	$21,262,654	$18,148,304
Undistributed net investment loss	(2,615,277)	(267,179)	(144,324)
Accumulated net realized gain from security transactions	7,705,678	591,243	376,824
Net unrealized appreciation (depreciation) on investments	(964,704)	561,374	(82,455)
NET ASSETS	$387,739,046	$22,148,092	$18,298,349

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$108,608,028	$5,143,727	$17,827,844
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,972,517	334,346	1,166,612
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.89	$15.38	$15.28
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 5.75%, respectively)	$11.40	$16.32	$16.21

Class C Shares :
Net Assets	$36,686,490	$2,074,913	$102
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,373,306	137,398	7
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.88	$15.10	$15.23 (a)

Class I Shares:
Net Assets	$242,444,528	$14,929,452	$470,403
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,271,462	964,508	30,757
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.89	$15.48	$15.29

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended March 31, 2018

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short
	Fund	Fund	Equity Fund (a)
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $770 and $336)	$5,721,683	$129,396	$87,962
Interest	1,459,568	14,588	16,322
TOTAL INVESTMENT INCOME	7,181,251	143,984	104,284

EXPENSES
Investment advisory fees	2,492,058	119,731	82,779
Distribution (12b-1) fees:
Class A	147,881	5,418	16,268
Class C	175,128	7,957	—
Administrative services fees	149,989	9,445	7,119
Shareholder service fees	119,671	7,679	970
Accounting services fees	60,185	2,867	1,987
Transfer agent fees	38,877	17,452	16,972
Compliance officer fees	24,932	6,234	4,850
Printing and postage expenses	21,534	4,987	4,233
Custodian fees	13,961	5,984	3,637
Registration fees	9,972	5,984	5,820
Audit fees	8,352	8,352	8,123
Legal fees	7,480	7,480	7,275
Trustees’ fees and expenses	7,480	7,480	7,275
Insurance expense	5,626	227	127
Interest expense	—	61,142	152
Dividends on securities sold short	—	75,264	13
Other expenses	5,528	2,494	2,425
TOTAL EXPENSES	3,288,654	356,177	170,025

Less: Fees waived by the Advisor	—	(38,423)	(36,717)
TOTAL NET EXPENSES	3,288,654	317,754	133,308

NET INVESTMENT INCOME (LOSS)	3,892,597	(173,770)	(29,024)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,326,993	1,243,713	464,498
Net realized gain on foreign currency transactions	—	2	7
Net realized gain (loss) on futures contracts	(1,160,488)	748,604	18,481
Net realized loss on options purchased	(89,064)	(6,572)	(758)
Net realized gain (loss) on options written	(90,624)	5,392	—
Net realized loss on securities sold short	—	(673,384)	(1,227)
Net realized loss on swap contracts	(777,087)	(404,287)	(104,177)
Net realized loss on swaptions purchased	(557,000)	—	—
Net realized loss on swaptions written	(819,750)	—	—
	5,832,980	913,468	376,824

Net change in unrealized depreciation on investments	(16,693,705)	(539,039)	(155,979)
Net change in unrealized appreciation (depreciation) on futures contracts	330,471	(496,768)	(26,903)
Net change in unrealized appreciation on foreign currency translations	—	9	—
Net change in unrealized appreciation on options purchased	—	3,750	—
Net change in unrealized appreciation on securities sold short	—	974,198	—
Net change in unrealized appreciation (depreciation) on swap contracts	(1,221,689)	(177,275)	100,427
Net change in unrealized appreciation on swaptions purchased	1,610,858	—	—
	(15,974,065)	(235,125)	(82,455)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(10,141,085)	678,343	294,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,248,488)	$504,573	$265,345

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income	$3,892,597	$9,042,780
Net realized gain on investments, futures contracts, options purchased, options written, swap contracts, swaptions purchased and swaptions written	5,832,980	5,102,753
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and swaptions purchased	(15,974,065)	3,330,932
Net increase (decrease) in net assets resulting from operations	(6,248,488)	17,476,465

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,218,053)	(3,619,008)
Class C	(381,780)	(717,342)
Class I	(5,406,108)	(6,736,434)

From net realized gains:
Class A	(18,291)	(914,157)
Class C	(5,381)	(296,143)
Class I	(38,357)	(2,064,593)
Net decrease in net assets resulting from distributions to shareholders	(8,067,970)	(14,347,677)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,570,394	140,117,607
Class C	9,049,211	16,322,946
Class I	61,480,454	170,963,675
Net asset value of shares issued in reinvestment of distributions:
Class A	2,158,193	4,390,945
Class C	267,521	639,009
Class I	5,260,380	8,455,181
Payments for shares redeemed:
Class A	(51,556,048)	(60,831,957)
Class C	(4,358,706)	(3,856,360)
Class I	(62,766,133)	(64,289,280)
Net increase (decrease) in net assets from shares of beneficial interest	(13,894,734)	211,911,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,211,192)	215,040,554

NET ASSETS
Beginning of Period	415,950,238	200,909,684
End of Period *	$387,739,046	$415,950,238
* Includes undistributed net investment income (loss) of:	$(2,615,277)	$1,498,067

SHARE ACTIVITY
Class A:
Shares Sold	2,387,102	12,493,880
Shares Reinvested	194,898	394,432
Shares Redeemed	(4,626,993)	(5,435,318)
Net increase (decrease) in shares of beneficial interest outstanding	(2,044,993)	7,452,994

Class C:
Shares Sold	819,513	1,467,905
Shares Reinvested	24,174	57,878
Shares Redeemed	(395,471)	(347,062)
Net increase in shares of beneficial interest outstanding	448,216	1,178,721

Class I:
Shares Sold	5,549,210	15,229,820
Shares Reinvested	475,327	760,220
Shares Redeemed	(5,667,356)	(5,745,931)
Net increase in shares of beneficial interest outstanding	357,181	10,244,109

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment loss	$(173,770)	$(183,357)
Net realized gain on investments,foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	913,468	1,551,321
Net change in unrealized depreciation on investments, foreign currency translations, futures contracts, options purchased, securities sold short and swap contracts	(235,125)	(103,012)
Net increase in net assets resulting from operations	504,573	1,264,952

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(229,503)	—
Class C	(87,210)	—
Class I	(678,473)	—
Net decrease in net assets resulting from distributions to shareholders	(995,186)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,541,241	2,990,739
Class C	857,217	626,760
Class I	6,614,590	9,811,822
Net asset value of shares issued in reinvestment of distributions:
Class A	224,596	—
Class C	41,030	—
Class I	624,239	—
Payments for shares redeemed:
Class A	(298,371)	(2,178,985)
Class C	(11,930)	(294,676)
Class I	(2,662,472)	(5,887,128)
Net increase in net assets from shares of beneficial interest	6,930,140	5,068,532

TOTAL INCREASE IN NET ASSETS	6,439,527	6,333,484

NET ASSETS
Beginning of Period	15,708,565	9,375,081
End of Period*	$22,148,092	$15,708,565
* Includes undistributed net investment loss of:	$(267,179)	$(93,409)

SHARE ACTIVITY
Class A:
Shares Sold	97,861	202,327
Shares Reinvested	14,443	—
Shares Redeemed	(18,973)	(144,674)
Net increase in shares of beneficial interest outstanding	93,331	57,653

Class C:
Shares Sold	54,908	42,268
Shares Reinvested	2,682	—
Shares Redeemed	(768)	(20,774)
Net increase in shares of beneficial interest outstanding	56,822	21,494

Class I:
Shares Sold	418,095	661,334
Shares Reinvested	39,913	—
Shares Redeemed	(167,395)	(397,615)
Net increase in shares of beneficial interest outstanding	290,613	263,719

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2018
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(29,024)
Net realized gain on investments,foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	376,824
Net change in unrealized depreciation on investments, futures contracts and swap contracts	(82,455)
Net increase in net assets resulting from operations	265,345

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(113,282)
Class C	(1)
Class I	(2,017)
Net decrease in net assets resulting from distributions to shareholders	(115,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,411,978
Class C	100
Class I	470,058
Net asset value of shares issued in reinvestment of distributions:
Class A	103,823
Class I	2,017
Payments for shares redeemed:
Class A	(1,839,672)
Net increase in net assets from shares of beneficial interest	18,148,304

TOTAL INCREASE IN NET ASSETS	18,298,349

NET ASSETS
Beginning of Period	—
End of Period*	$18,298,349
* Includes undistributed net investment loss of:	$(144,324)

SHARE ACTIVITY
Class A:
Shares Sold	1,279,064
Shares Reinvested	6,751
Shares Redeemed	(119,203)
Net increase in shares of beneficial interest outstanding	1,166,612

Class C:
Shares Sold	7
Net increase in shares of beneficial interest outstanding	7

Class I:
Shares Sold	30,626
Shares Reinvested	131
Net increase in shares of beneficial interest outstanding	30,757

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.28		$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.32	0.29	0.07
Net realized and unrealized gain (loss) on investments (3)	(0.08)		0.32	1.00	0.15
Total from investment operations	0.02		0.64	1.29	0.22
Paid-in-capital from redemption fees	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.41)		(0.38)	(0.21)	(0.12)
Return of Capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.41)		(0.53)	(0.21)	(0.13)
Net asset value, end of period	$10.89		$11.28	$11.17	$10.09
Total return (5)	(1.63	)% (6)	5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$108,608		$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.74	% (9)	1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.74	% (9)	1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	1.93	% (9)	2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	1.93	% (9)	2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	266	% (6)	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor and/or administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.22		$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.06		0.23	0.20	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(0.03)		0.33	1.01	0.21
Total from investment operations	0.03		0.56	1.21	0.18
Paid-in-capital from redemption fees	—		—	—	0.00	(4)
Less distributions from:
Net investment income	(0.37)		(0.31)	(0.15)	(0.11)
Return of capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.37)		(0.46)	(0.15)	(0.12)
Net asset value, end of period	$10.88		$11.22	$11.12	$10.06
Total return (5)	(1.94	)% (6)	5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$36,686		$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.49	% (9)	2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.49	% (9)	2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	1.05	% (9)	2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	1.05	% (9)	2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	266	% (6)	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor and/or administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.30		$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.35	0.27	0.13
Net realized and unrealized gain on investments (3)	0.04		0.33	1.04	0.11
Total from investment operations	0.16		0.68	1.31	0.24
Paid-in-capital from redemption fees	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.57)		(0.41)	(0.23)	(0.13)
Return of capital	—		—	—	(0.01)
Net realized gains	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.57)		(0.56)	(0.23)	(0.14)
Net asset value, end of period	$10.89		$11.30	$11.18	$10.10
Total return (5)	(1.50	)% (6)	6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$242,445		$247,550	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (7,8)	1.49	% (9)	1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average after waiver/recapture net assets (7)	1.49	% (9)	1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	2.09	% (9)	3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	2.09	% (9)	3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	266	% (6)	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor and/or administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	March 31, 2018		Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.75		$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	0.58		1.42	(0.53)
Total from investment operations	0.54		1.39	(0.64)
Less distributions from:
Net realized gains	(0.91)		—	—
Total distributions	(0.91)		—	—
Net asset value, end of period	$15.38		$15.75	$14.36
Total return (4)	3.39	% (5)	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$5,144		$3,796	$2,632
Ratio of gross expenses to average net assets (6,7)	3.82	% (8)	4.18%	4.50	% (8)
Ratio of net expenses to average net assets (6,7)	3.42	% (8)	3.33%	2.75	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(2.32	)% (8)	(2.37)%	(3.22	)% (8)
Ratio of net investment loss to average net assets (6,9)	(1.92	)% (8)	(1.52)%	(1.72	)% (8)
Portfolio Turnover Rate	89	% (5)	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.40	% (8)	2.85%	3.75	% (8)

Net expenses to average net assets	2.00	% (8)	2.00%	2.00	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	March 31, 2018		Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.53		$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	0.58		1.41	(0.54)
Total from investment operations	0.48		1.27	(0.74)
Less distributions from:
Net realized gains	(0.91)		—	—
Total distributions	(0.91)		—	—
Net asset value, end of period	$15.10		$15.53	$14.26
Total return (4)	3.04	% (5)	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$2,075		$1,251	$843
Ratio of gross expenses to average net assets (6,7)	4.57	% (8)	4.93%	5.00	% (8)
Ratio of net expenses to average net assets (6,7)	4.17	% (8)	4.08%	3.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(3.05	)% (8)	(3.12)%	(4.16	)% (8)
Ratio of net investment loss to average net assets (6,9)	(2.65	)% (8)	(2.27)%	(2.67	)% (8)
Portfolio Turnover Rate	89	% (5)	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	3.15	% (8)	3.60%	4.25	% (8)

Net expenses to average net assets	2.75	% (8)	2.75%	2.75	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	March 31, 2018		Year Ended	Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.82		$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	0.59		1.43	(0.54)
Total from investment operations	0.57		1.44	(0.62)
Less distributions from:
Net realized gains	(0.91)		—	—
Total distributions	(0.91)		—	—
Net asset value, end of period	$15.48		$15.82	$14.38
Total return (4)	3.57	% (5)	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$14,929		$10,662	$5,900
Ratio of gross expenses to average net assets (6,7)	3.57	% (8)	3.93%	4.25	% (8)
Ratio of net expenses to average net assets (6,7)	3.17	% (8)	3.08%	2.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(2.07	)% (8)	(2.14)%	(3.25	)% (8)
Ratio of net investment loss to average net assets (6,9)	(1.67	)% (8)	(1.29)%	(1.50	)% (8)
Portfolio Turnover Rate	89	% (5)	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.15	% (8)	2.60%	3.50	% (8)

Net expenses to average net assets	1.75	% (8)	1.75%	1.75	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	March 31, 2018	March 31, 2018	March 31, 2018
	(Unaudited) (1)	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$15.00	$15.00	$15.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.13)	(0.00	) (3)
Net realized and unrealized gain on investments (4)	0.44	0.50	0.43
Total from investment operations	0.41	0.37	0.43
Less distributions from:
Net investment income	(0.13)	(0.14)	(0.14)
Total distributions	(0.13)	(0.14)	(0.14)
Net asset value, end of period	$15.28	$15.23	$15.29
Total return (5,7)	2.73%	2.45%	2.85%
Net assets, at end of period (000s)	$17,828	$0 (6)	$470
Ratio of gross expenses to average net assets (8,9)	2.54%	3.29%	2.29%
Ratio of net expenses to average net assets (8,9)	2.00%	2.75%	1.75%
Ratio of net investment loss before waiver to average net assets (8,9,10)	(0.98)%	(2.23)%	(0.55)%
Ratio of net investment loss to average net assets (8,9,10)	(0.44)%	(1.69)%	(0.01)%
Portfolio Turnover Rate (7)	87%	87%	87%

(1)	The Counterpoint Long-Short Equity Fund’s Class A, Class C & Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Less than $1,000 in net assets.

(7)	Not annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2018

1.	ORGANIZATION

The Counterpoint Tactical Income Fund, the Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation. The investment objective of the Counterpoint Tactical Equity Fund is to seek capital appreciation and preservation. The investment objective of the Counterpoint Long-Short Equity Fund is to seek capital appreciation and preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A, Class C and Class I shares of the Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Class A shares of the Counterpoint Tactical Income Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Credit Default Swap	$—	$7,990	$—	$7,990
Mutual Fund	1,982	—	—	1,982
U.S. Government Obligations	—	371,923,751	—	371,923,751
Short-Term Investment	8,131,982	—	—	8,131,982
Long Future Contracts	144,377	—	—	144,377
Long Total Return Swaps	—	2,490	—	2,490
Total	$8,278,341	$371,934,231	$—	$380,212,572

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,090,999	$—	$—	$10,090,999
Exchange Traded Funds	8,002,918	—	—	8,002,918
Purchased Option	39,000	—	—	39,000
Short-Term Investment	1,291,390	—	—	1,291,390
U.S. Government Obligations	—	2,556,781	—	2,556,781
Short Total Return Swap	—	297,621	—	297,621
Total	$19,424,307	$2,854,402	$—	$22,278,709
Liabilities *
Long Future Contracts	$356,390	$—	$—	$356,390
Long Total Return Swaps	—	376,903	—	376,903
Securities Sold Short	9,848,674	—	—	9,848,674
Total	$10,205,064	$376,903	$—	$10,581,967

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,744,241	$—	$—	$6,744,241
Exchange Traded Fund	6,516,910	—	—	6,516,910
U.S. Government Obligations	—	3,350,366	—	3,350,366
Short-Term Investment	1,421,716	—	—	1,421,716
Short Total Return Swaps	—	427,576	—	427,576
Total	$14,682,867	$3,777,942	$—	$18,460,809
Liabilities *
Long Future Contract	$—	$26,903	$—	$26,903
Long Total Return Swaps	—	327,149	—	327,149
Total	$—	$354,052	$—	$354,052

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the fund will incur a loss, unlimited in size. Conversely, if the price declines, the fund will realize a gain, limited to the price at which the fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 – September 30, 2017, or expected to be taken in the Funds’ September 30, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets.

For the period ended March 31, 2018, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$2,492,058
Counterpoint Tactical Equity Fund	$119,731
Counterpoint Long-Short Equity Fund	$82,779

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2019, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

During the period ended March 31, 2018 the Advisor waived fees pursuant to the waiver agreement as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$38,423
Counterpoint Long-Short Equity Fund	$36,717

As of March 31, 2018 the amount of expenses reimbursed subject to recapture were as follows:

	September 30, 2019	September 30, 2020	Total
Counterpoint Tactical Income Fund	$—	$—	$—
Counterpoint Tactical Equity Fund	$106,431	$109,758	$216,189
Counterpoint Long-Short Equity Fund	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the period ended March 31, 2018 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$147,881	$175,128
Counterpoint Tactical Equity Fund	$5,418	$7,957
Counterpoint Long-Short Equity Fund	$16,268	$—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended March 31, 2018, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Unerwriter
Counterpoint Tactical Income Fund	$20,522	$2,640
Counterpoint Tactical Equity Fund	$1,957	$266
Counterpoint Long-Short Equity Fund	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

4.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$963,046,605	$924,512,709
Counterpoint Tactical Equity Fund	$17,487,410	$15,119,281
Counterpoint Long-Short Equity Fund	$23,474,555	$10,412,385

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$381,099,199	$80,174	$(1,121,658)	$(1,041,484)
Counterpoint Tactical Equity Fund	$11,186,380	$2,528,228	$(1,582,194)	$946,034
Counterpoint Long-Short Equity Fund	$18,189,212	$394,247	$(550,226)	$(155,979)

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2018.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized appreciation on total return swaps	$2,490

Credit exposure contracts/Credit Risk	Unrealized appreciation on futures contracts	144,377

Fixed Income contracts/Credit risk	Unrealized appreciation on credit default swap	7,990

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$(356,390)

Equity Contract/Equity Price Risk	Unrealized depreciation on total return swaps	(79,282)

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$(26,903)

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	100,427

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2018.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$(1,160,488)	$330,471

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Credit exposure contracts/Credit risk	$(89,064)	$—

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Credit exposure contracts/Credit risk	$(90,624)	$—

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(557,000)	$1,610,858

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Credit exposure contracts/Credit risk	$(819,750)	$—

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$(777,087)	$(1,221,689)

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$748,604	$(496,768)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(6,572)	$3,750

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$5,392	$—

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(404,287)	$(177,275)

Counterpoint Long-Short Equity Fund

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$18,481	$(26,903)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(758)	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(104,177)	$100,427

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During period ended March 31, 2018, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2018 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized depreciation on total return swaps	Goldman Sachs	$—		$(6,435	) (1)	$(6,435)	$—	$6,435	(2)	$—

Unrealized appreciation on total return swaps	JP Morgan	8,925	(1)	—		8,925	—	8,925	(2)	—

Unrealized apcpreciation on credit default swap	Intercontinental Exchange	7,990	(1)	—		7,990	—	7,990	(2)	—

Unrealized appreciation on futures contracts	Wells Fargo	144,377	(1)	—		144,377	—	144,377	(2)	—
		$161,292		$(6,435)		$154,857	$—	$167,727		$—

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

Counterpoint Tactical Equity Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities

Investment Securities at Value	Interactive Brokers	$39,000	(1)	$—		$39,000	$—		$39,000		$—

Unrealized depreciation on futures contracts	Goldman Sachs	—		(356,390	) (1)	(356,390)	—		356,390	(2)	—

Unrealized depreciation on total return swaps	Goldman Sachs	303,963	(1)	(383,245	) (1)	(79,282)	—		79,282	(2)	—

Securities sold short	Goldman Sachs	—		(9,848,674	) (1)	(9,848,674)	9,848,674	(2)	—		—
		$342,963		$(10,588,309)		$(10,245,346)	$9,848,674		$474,672		$—

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized depreciation on futures contracts	Goldman Sachs	$—		$(26,903	) (1)	$(26,903)	$—	$26,903	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	432,758	(1)	(332,331	) (1)	100,427	—	100,427	(2)	—
		$432,758		$(359,234)		$73,524	$—	$127,330		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral pledged to the counterparty.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2017 and September 30, 2016 were as follows:

For fiscal year ended	Ordinary	Long-Term
9/30/2017	Income	Capital Gains	Total
Counterpoint Tactical Equity Fund	$—	$—	$—
Counterpoint Tactical Income Fund	13,565,974	781,703	14,347,677

For fiscal year ended	Ordinary	Long-Term
9/30/2016	Income	Capital Gains	Total
Counterpoint Tactical Equity Fund	$—	$—	$—
Counterpoint Tactical Income Fund	3,355,241	—	3,355,241

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Equity Fund	$—	$882,447	$—	$—	$(13,542)	$507,146	$1,376,051
Counterpoint Tactical Income Fund	2,870,107	—	—	—	—	15,572,048	18,442,155

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures, options and swaps contracts and passive foreign investment companies, and adjustments for partnerships, C-Corporation return of capital distributions and the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2018

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency losses, and tax adjustments for real estate investment trusts, partnerships and royalty trusts, C-Corporation return of capital distributions, passive foreign investment companies, swaps, and capitalization in lieu of dividend payments, resulted in reclassification for the period ended September 30, 2017 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Equity Fund	$(40,154)	$210,726	$(170,572)
Counterpoint Tactical Income Fund	—	3,151,017	(3,151,017)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund currently invest a portion of their assets in the SPDR S&P 500 ETF Trust (the “SPDR Trust”). The SPDR Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The Funds may redeem their investment from the SPDR Trust at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the SPDR Trust. The financial statements of the SPDR Trust, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2018, the percentage of the net assets invested in the SPDR Trust was 36.1% and 35.6% for the Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Counterpoint Tactical Income Fund	27.17%
NFS LLC	Counterpoint Tactical Equity Fund	34.26%
Charles Schwab & Co.	Counterpoint Long-Short Equity Fund	40.82%
NFS LLC	Counterpoint Long-Short Equity Fund	56.37%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid*	Expense Ratio During*
	Account Value	Account Value	During Period	the Period
Actual	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Counterpoint Tactical Income Fund
Class A	$1,000.00	$983.70	$8.61	1.74%
Class C	$1,000.00	$980.60	$12.30	2.49%
Class I	$1,000.00	$985	$7.37	1.49%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,033.90	$10.14	2.00%
Class C	$1,000.00	$1,030.40	$13.92	2.75%
Class I	$1,000.00	$1,035.70	$8.88	1.75%

	Beginning	Ending	Expenses Paid**	Expense Ratio**
	Account Value	Account Value	During Period	During the Period
Actual	10/4/17	3/31/18	10/4/17 – 3/31/18	10/4/17 – 3/31/18
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,027.30	$9.94	2.00%
Class C	$1,000.00	$1,024.50	$13.65	2.75%
Class I	$1,000.00	$1,028.50	$8.70	1.75%

Hypothetical	Beginning	Ending	Expenses Paid	Expense Ratio During
(5% return before expenses)***	Account Value	Account Value	During Period	the Period
	10/1/17	3/31/18	10/1/17 – 3/31/17	10/1/17 – 3/31/18
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.26	$8.75	1.74%
Class C	$1,000.00	$1,012.52	$12.49	2.49%
Class I	$1,000.00	$1,017.50	$7.49	1.49%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (179) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended March 31, 2018.

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2018

Approval of Advisory Agreement – Counterpoint Long-Short Equity Fund*

In connection with a meeting held on May 30th and 31st, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Counterpoint Mutual Funds LLC (“CMF”) and the Trust, with respect to the Counterpoint Long-Short Equity Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board discussed CMF’s presentation and materials. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of CMF’s investment personnel expected to manage the Fund and noted its satisfaction with their significant financial industry experience in research, portfolio management and compliance. The Board expressed its familiarity with CMF, as it served as adviser to two other mutual funds in the Trust. The Board noted that CMF’s investment process consisted of selecting stocks to buy and sell or short based on its proprietary ranking system. The Board expressed satisfaction with CMF’s risk management process, and observed that CMF attempted to mitigate risk through timely research, academic findings, and internal analysis to adapt to changing markets, as well as through efforts to manage borrowing costs. The Board agreed that CMF appeared to have a detailed review process in place to monitor compliance with Counterpoint LS’s investment limitations. The Board discussed that CMF sought broker dealers that provided the optimal combination of best execution and lowest trading costs, and analyzed broker performance against industry benchmarks. The Board acknowledged that CMF reported no material compliance or litigation issues over the past three years. The Board agreed that, in its service as adviser to the other Counterpoint Funds, CMF had shown itself to have an experienced and talented investment team. The Board concluded that CMF can be expected to deliver high quality service to Counterpoint LS and its future shareholders.

Performance. As the Fund had not yet commenced operations, the Board reviewed the performance of Counterpoint Tactical Equity Fund (“Counterpoint TE”), a separate series of the Trust also advised by CMF, noting that the Fund would have an identical stock selection process as Counterpoint TE, but that instead of a tactical, market-timing based overlay for market beta exposure, the Fund would have a passive 50% allocation to the S&P 500 US stock market index. The Board noted that although Counterpoint TE had a difficult period in February and March 2016, CMF made adjustments that appeared to produce reasonable results and demonstrated its willingness to adapt the model to changing markets. The Board discussed that Counterpoint TE had respectable returns over the one-year period that were only 31 bps below the 60% S&P 400 Midcap Index, 40% 90 day T-Bill benchmark returns. Although past performance was not predictive of future returns, the Board concluded that CMF had the potential to produce reasonable results for the Fund and its future shareholders.

Fees and Expenses. The Board noted that CMF had proposed an annual advisory fee of 1.25%, which was in-line with the peer group and Morningstar category averages. The Board observed that the Fund’s expense ratio was higher than the average expense ratio of its peer group and Morningstar category, but that CMF believed that at a scale of $100 million, the net expense ratio would approach 1.50% and be more in-line with (and lower than) that of the peer group and Morningstar category. After a consideration of all factors, the Board concluded that CMF’s advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Board concluded that, based on the anticipated size of the Fund, meaningful economies

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2018

justifying breakpoints would be unlikely during the initial term of the Advisory Agreement, but noted that CMF agreed to discuss the implementation of breakpoints as the Fund’s assets grow and CMF achieved economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed CMF’s profitability analysis in connection with the Fund’s operation. The Board noted that CMF expected to realize a profit over the initial two-year term of the Advisory Agreement. The Board agreed that, even if the Fund’s asset level outpaced CMF’s expectations, it would likely not cause CMF’s expected profitability to be unreasonable or out of line in relation to the services provided to the Fund. After further discussion, the Board concluded that CMF’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from CMF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and future shareholders of the Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer

Date 6/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/18